Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) (JPY ¥)	Sep. 30, 2013	Mar. 31, 2013
Liabilities [Abstract]
Long-term borrowings	¥ 7,637,759,000,000	¥ 7,592,368,000,000
Transferred to SPEs [Member]
Trading assets
Equities	99,000,000,000	72,000,000,000
Debt securities	62,000,000,000	86,000,000,000
Mortgage and mortgage-backed securities	19,000,000,000	24,000,000,000
Long-term loans receivable	8,000,000,000	8,000,000,000
Total	188,000,000,000	190,000,000,000
Liabilities [Abstract]
Long-term borrowings	¥ 175,000,000,000	¥ 177,000,000,000